Redeemable Convertible Preferred Stocks - Summary of Redeemable Convertible Preferred Stocks (Parenthetical) (Detail) ₩ in Millions	Dec. 31, 2019 KRW (₩)
Redeemable Convertible Preferred Stocks [line items]
Dividend payable	₩ 18,805
Non-controlling interests [member]
Redeemable Convertible Preferred Stocks [line items]
Dividend payable	₩ 18,805